Xtrackers Cybersecurity Select Equity ETF Average Annual Total Returns		12 Months Ended	18 Months Ended
	May 31, 2025	Dec. 31, 2024	Dec. 31, 2024
Solactive Cyber Security ESG Screened Index (reflects no deductions for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		10.26%	21.65%
MSCI ACWI Index (reflects no deductions for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		17.49%	16.32%
Xtrackers Cybersecurity Select Equity ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		9.66%	21.07%
Xtrackers Cybersecurity Select Equity ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		6.20%	16.50%
Xtrackers Cybersecurity Select Equity ETF | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		10.12%	21.60%
Performance Inception Date	Jul. 13, 2023